SHARE BASED PAYMENTS - Equity settled, 2017 and 2013 Plans (Details)	12 Months Ended
	Dec. 31, 2020 company tranche item shares	Dec. 31, 2019 R / shares	Dec. 31, 2018 R / shares
SHARE-BASED PAYMENTS
Percentage of actual annual cash bonus	60.00%
Sibanye Stillwater 2017 Share Plan [Member]
SHARE-BASED PAYMENTS
Shares authorized | shares	86,748,850
Maximum shares allowed per individual participant | shares	8,674,885
TSR Weighting percentage	70.00%
Number of peer-group companies | company	8
ROCE Weighting percentage	30.00%
ROCE incremental increase (as a percent)	6.00%
Sibanye Stillwater 2017 Share Plan [Member] | Minimum
SHARE-BASED PAYMENTS
Percentile on peer group TSR curve (as a percent)	0.00%
Sibanye Stillwater 2017 Share Plan [Member] | Maximum
SHARE-BASED PAYMENTS
Percentile on peer group TSR curve (as a percent)	100.00%
Sibanye Stillwater 2017 Share Plan [Member] | TSR at 0%
SHARE-BASED PAYMENTS
Vesting percentage	0.00%
Sibanye Stillwater 2017 Share Plan [Member] | TSR at 10%
SHARE-BASED PAYMENTS
Vesting percentage	0.00%
Sibanye Stillwater 2017 Share Plan [Member] | TSR at 20%
SHARE-BASED PAYMENTS
Vesting percentage	0.00%
Sibanye Stillwater 2017 Share Plan [Member] | TSR at 30%
SHARE-BASED PAYMENTS
Vesting percentage	5.00%
Sibanye Stillwater 2017 Share Plan [Member] | TSR at 40%
SHARE-BASED PAYMENTS
Vesting percentage	20.00%
Sibanye Stillwater 2017 Share Plan [Member] | TSR at 50%
SHARE-BASED PAYMENTS
Vesting percentage	35.00%
Sibanye Stillwater 2017 Share Plan [Member] | TSR at 60%
SHARE-BASED PAYMENTS
Vesting percentage	55.00%
Sibanye Stillwater 2017 Share Plan [Member] | TSR at 70%
SHARE-BASED PAYMENTS
Vesting percentage	75.00%
Sibanye Stillwater 2017 Share Plan [Member] | TSR at 80%
SHARE-BASED PAYMENTS
Vesting percentage	90.00%
Sibanye Stillwater 2017 Share Plan [Member] | TSR at 90%
SHARE-BASED PAYMENTS
Vesting percentage	100.00%
Sibanye Stillwater 2017 Share Plan [Member] | TSR at 100%
SHARE-BASED PAYMENTS
Vesting percentage	100.00%
Sibanye Stillwater 2017 Share Plan [Member] | ROCE Ke
SHARE-BASED PAYMENTS
Vesting percentage	0.00%
Sibanye Stillwater 2017 Share Plan [Member] | ROCE at Ke + 1%
SHARE-BASED PAYMENTS
Vesting percentage	16.70%
Sibanye Stillwater 2017 Share Plan [Member] | ROCE at Ke + 2%
SHARE-BASED PAYMENTS
Vesting percentage	33.30%
Sibanye Stillwater 2017 Share Plan [Member] | ROCE at Ke + 3%
SHARE-BASED PAYMENTS
Vesting percentage	50.00%
Sibanye Stillwater 2017 Share Plan [Member] | ROCE at Ke + 4%
SHARE-BASED PAYMENTS
Vesting percentage	66.70%
Sibanye Stillwater 2017 Share Plan [Member] | ROCE at Ke + 5%
SHARE-BASED PAYMENTS
Vesting percentage	83.30%
Sibanye Stillwater 2017 Share Plan [Member] | ROCE at Ke + 6%
SHARE-BASED PAYMENTS
Vesting percentage	100.00%
Sibanye 2017 Share Plan - Bonus Shares [Member]
SHARE-BASED PAYMENTS
Percent of bonus paid in shares	40.00%
Number of forfeitable share tranches | tranche	2
Vesting period of first part of share award	9 months
Vesting period of second part of share award	18 months
Share price period for determination of number of shares awarded	3 days
Weighted average historical volatility			50.35%
Weighted average fair value per share		R 15.58	R 11.43
Sibanye 2017 Share Plan - Bonus Shares [Member] | Minimum
SHARE-BASED PAYMENTS
Expected term		9 months	9 months
Expected dividend yield			2.14%
Risk-free interest rate		7.07%	6.87%
Sibanye 2017 Share Plan - Bonus Shares [Member] | Maximum
SHARE-BASED PAYMENTS
Expected term		18 months	18 months
Expected dividend yield			2.30%
Risk-free interest rate		7.06%	6.77%
Weighted average share price, share options granted			R 11.43
Sibanye Stillwater 2017 Share Plan - Performance Shares [Member]
SHARE-BASED PAYMENTS
Vesting period of first part of share award	3 years
Performance period	3 years
Number of performance criteria | item	2
Forfeiture percentage	20.00%
Weighted average historical volatility		54.82%	55.71%
Expected term		3 years	3 years
Expected dividend yield		1.22%	3.64%
Risk-free interest rate		7.19%	6.90%
Weighted average fair value per share		R 11.17	R 6.86
Sibanye Stillwater 2017 Share Plan - Performance Shares [Member] | Minimum
SHARE-BASED PAYMENTS
Vesting percentage	0.00%
Sibanye Stillwater 2017 Share Plan - Performance Shares [Member] | Maximum
SHARE-BASED PAYMENTS
Vesting percentage	100.00%
2013 Share Plan
SHARE-BASED PAYMENTS
Number of methods of participation | item	2